Consolidated Statement of Income (Parenthetical) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Income Statement Parenthetical [Abstract]
Provision for (Benefit from) Income Taxes on Income (Loss) from Discontinued Operations	$ 22.8	$ 18.6	$ 13.7
Provision for (Benefit From) Income Taxes on Gain (Loss) on Disposal of Discontinued Operations	$ 1.5	$ (0.6)	$ 3.5